Related Parties And Related Party Transactions - Summary of Related Party Transactions Outstanding (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Financial assets at amortized cost	¥ 1,499,000	¥ 1,758,083	¥ 3,411,084	¥ 3,024,618
Borrowings	51,114,575	38,823,284	36,915,513	¥ 25,927,417
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Accounts and other payables and contract liabilities and other liabilities / Payable to platform investors, accounts and other payables and contract liabilities and other liabilities	3,910	3,910	3,839,817
Financial assets at amortized cost	1,500,582	1,501,013	2,504,622
Borrowings	818,986	0	820,716
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Accounts and other payables and contract liabilities and other liabilities [Member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Accounts and other payables and contract liabilities and other liabilities / Payable to platform investors, accounts and other payables and contract liabilities and other liabilities	1,464,914	1,639,698	1,190,455
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Cash [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Restricted cash / Account and other receivables and contract assets and other assets	10,621,118	10,976,913	14,366,558
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Restricted Cash [Member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Restricted cash / Account and other receivables and contract assets and other assets	5,647,728	7,172,837	19,605,104
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Account and other receivables and contract assets and other assets [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Restricted cash / Account and other receivables and contract assets and other assets	¥ 2,189,140	¥ 1,510,804	¥ 2,998,401